Financial Instrument (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instrument [Abstract]
Schedule of Financial Instrument
	As of March 31,
	2023	2024	2024
	S$	S$	US$
Financial instrument, beginning	220,249	221,791	164,594
Net fair value change	1,542	9,502	7,052
Financial instrument, ending	221,791	231,293	171,646